Notes to the Consolidated Statements of Cash Flows (Details)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Mar. 31, 2023 shares
Notes to the Consolidated Statements of Cash Flows [Line Items]
Lease liabilities | ¥	¥ 4,715,000	¥ 4,945,000
Number of leased properties	1
Number of shares issued (in Shares) | shares			3,185,000
Account payable | ¥	¥ 6,402	¥ 3,550
Convertible Notes [Member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Number of shares issued (in Shares) | shares	6,395,564